Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions [Abstract]
Business Combination Disclosure Text Block

2. Acquisitions

On January 15, 2013, the Company completed its acquisition of 100% of the membership interest in Independent Foods, LLC ("Sunnyside"). The business, based in Sunnyside, Washington, is a processor of canned pears, apples and cherries in the United States. The rationale for the acquisition was twofold: (1) the business is a complementary fit with the Company's existing business and (2) it provides an extension of the Company's product offerings. The purchase price totaled $5.0 million plus the assumption of certain liabilities. In conjunction with the closing, the Company paid $19.5 million of liabilities acquired. This acquisition was financed with proceeds from the Company's revolving credit facility. The purchase price to acquire Sunnyside was allocated based on the internally developed fair value of the assets acquired and liabilities assumed and the independent valuation of property, plant, and equipment. The purchase price of $5.0 million has been allocated as follows (in millions):

Purchase Price (net of cash received)	$5.0

Allocated as follows:
Current assets	$32.8
Property, plant and equipment	7.4
Bargain purchase gain	(2.0)
Current liabilities	(33.2)
Total	$5.0

In 2013, the Company recorded a $2.0 million gain as a result of the estimated fair market value of the net assets acquired exceeding the purchase price for Sunnyside. This gain is included in other operating income on the Consolidated Statements of Net Earnings.

On August 6, 2010, the Company completed its acquisition of 100% of the partnership interest in Lebanon Valley Cold Storage, LP and the assets of Unilink, LLC (collectively “Lebanon”) from Pennsylvania Food Group, LLC and related entities. The rationale for the acquisition was twofold: (1) to broaden the Company's product offerings in the frozen food business and (2) to take advantage of distribution efficiencies by combining shipments since the customer bases of the Company and Lebanon are similar. The purchase price totaled $20.3 million plus the assumption of certain liabilities. This acquisition was financed with proceeds from our revolving credit facility. The purchase price to acquire Lebanon was allocated based on the internally developed fair value of the assets acquired and liabilities assumed and the independent valuation of property, plant, and equipment. The purchase price of $20.3 million has been allocated as follows (in millions):

Purchase Price (net of cash received)	$20.3

Allocated as follows:
Current assets	$13.8
Property, plant and equipment	13.9
Bargain purchase gain	(0.7)
Current liabilities	(6.7)
Total	$20.3

In 2011, the Company recorded a $0.7 million gain as a result of the estimated fair market value of the net assets acquired exceeding the purchase price for Lebanon. This gain is included in other operating income on the Consolidated Statements of Net Earnings.